Prudential Investments LLC
                              Gateway Center Three
                               100 Mulberry Street
                                Newark, NJ 07102





                                                                  April 29, 2002


Via EDGAR
---------



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Variable Contract Account - 2
                  Registration No. 2-28316


Dear Sirs/Madams:

         In accordance with Rule 497(c) under the Securities Act of 1933, we are filing herewith the final forms of The Prudential Variable Contract Account - 2 prospectus and statement of additional information contained within the above-referenced registration statement, which was filed electronically on EDGAR on April 26, 2002.



                                            Very truly yours,



                                            /s/ Jonathan D. Shain
                                            ---------------------
                                            Jonathan D. Shain
                                            Vice President & Corporate Counsel